Principal Accounting Policies (Schedule of Classification of Share-based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Share-based compensation [Line Items]
Share-based compensation expense	¥ 98,675	$ 15,166	¥ 92,419	¥ 65,143
Cost of revenue [Member]
Share-based compensation [Line Items]
Share-based compensation expense	1,075	165	891	784
Research and product development [Member]
Share-based compensation [Line Items]
Share-based compensation expense	6,864	1,055	5,702	3,538
Sales and marketing [Member]
Share-based compensation [Line Items]
Share-based compensation expense	1,650	254	1,390	1,136
General and administrative [Member]
Share-based compensation [Line Items]
Share-based compensation expense	¥ 89,086	$ 13,692	¥ 84,436	¥ 59,685